Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	March 31, 2026	March 31, 2025
Property and buildings	$426,600	$3,137,725
Leasehold improvements	2,975,916	3,987,572
Land	-	2,263,687
Equipment and furniture	1,781,333	2,418,993
Automobiles	268,286	183,274
Software	2,290,704	2,438,029
Subtotal	7,742,839	14,429,280
Less: accumulated depreciation	(3,250,029)	(3,520,719)
Less: impairment on property and equipment.	-	(145,541)
Property and equipment, net	$4,492,810	$10,763,020